OPERATING LEASE - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities
2021	$ 359,273
Total lease payments	359,273
Less: imputed interest	(7,722)
Total operating lease liabilities	$ 351,551	$ 417,949